8. Intangible Assets, net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net

Note 8 – Intangible Assets, Net

The following table presents intangible asset balances at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Market related intangible assets	$57,000	$–
Total cost	57,000	–
Less accumulated amortization	(9,025)	–
Intangible assets, net of amortization	47,975	–
Impairment loss	(47,975)	–
Intangible assets, net	$–	$–

Amortization expense for the years ended December 31, 2019 and 2018 was $9,025 and $0, respectively. At December 31, 2019, the Company determined that the intangible assets associated with the acquisition of certain AVX assets was impaired and took a charge to earnings of $47,975.